UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments January 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.6%) (a)
	Austria (1.4%)
	Major Telecommunications
266,362	Telekom Austria AG	$7,432,935

	Belgium (1.4%)
	Other Metals/Minerals
34,426	Umicore	7,845,645

	France (13.3%)
	Construction Materials
64,759	Lafarge S.A.	10,151,478

	Electric Utilities
99,747	Electricite de France (EDF) (b)	10,382,596
206,222	Suez S.A.	12,610,383
		22,992,979
	Electrical Products
81,141	Schneider Electric S.A.	9,410,188

	Major Banks
121,014	BNP Paribas	11,964,071

	Motor Vehicles
61,095	Renault S.A. (b)	6,964,502

	Pharmaceuticals: Major
132,134	Sanofi-Aventis	10,761,067

	Total France	72,244,285

	Germany (13.2%)
	Chemicals: Major Diversified
124,269	Bayer AG	10,222,935

	Industrial Conglomerates
73,927	MAN AG	9,181,554
124,581	Siemens AG (Registered Shares) (b)	16,142,479
		25,324,033
	Major Banks
237,360	Commerzbank AG (b)	7,249,010

	Motor Vehicles
140,772	Bayerische Motoren Werke (BMW) AG	7,787,412

	Multi-Line Insurance
61,639	Allianz SE (Registered Shares)	11,100,846
56,668	Muenchener Rueckversicherungs-Gesellschaft AG
	(Registered Shares)	10,235,714
		21,336,560

	Total Germany	71,919,950

	Greece (3.5%)
	Major Banks
185,406	National Bank of Greece S.A.	11,357,165

	Regional Banks
262,912	EFG Eurobank Ergasias	7,424,209

	Total Greece	18,781,374

	Italy (4.2%)
	Integrated Oil
368,312	Eni SpA	11,870,057

	Major Banks
1,480,430	UniCredit SpA	10,867,905

	Total Italy	22,737,962

	Netherlands (2.7%)
	Air Freight/Couriers
194,501	TNT NV	7,204,832

	Publishing: Books/Magazines
267,932	Wolters Kluwer NV (Share Certificates)	7,659,643

	Total Netherlands	14,864,475

	Norway (1.5%)
	Major Telecommunications
400,929	Telenor ASA*	8,295,704

	Spain (5.1%)
	Major Banks
541,554	Banco Bilbao Vizcaya Argentaria, S.A. (b)	11,422,508

	Major Telecommunications
558,659	Telefonica S.A.	16,358,699

	Total Spain	27,781,207

	Sweden (1.5%)
	Industrial Machinery
549,925	Sandvik AB	7,925,770

	Switzerland (16.3%)
	Financial Conglomerates
244,323	UBS AG (Registered Shares)	10,110,798

	Food: Major Diversified
51,635	Nestle S.A. (Registered Shares)	23,077,362

	Medical Specialties
23,841	Nobel Biocare Holding AG Bearer (b)	5,902,364

	Multi-Line Insurance
33,750	Zurich Financial Services AG (Registered Shares)	9,616,864

	Other Consumer Specialties
169,024	Compagnie Financiere Richemont AG
	(Series A) (Units) +	9,666,830

	Pharmaceuticals: Major
294,339	Novartis AG (Registered Shares)	14,894,867
84,573	Roche Holding AG	15,322,840
		30,217,707

	Total Switzerland	88,591,925

	United Kingdom (e) (33.4%)
	Aerospace & Defense
1,144,100	BAE Systems PLC	10,658,866
831,387	Rolls-Royce Group PLC*	7,852,612
		18,511,478
	Food Retail
1,243,609	Morrison (W.M.) Supermarkets PLC	7,444,806
1,451,028	Tesco PLC	12,106,302
		19,551,108
	Integrated Oil
534,476	BG Group PLC	11,761,979
662,342	Royal Dutch Shell PLC (A Shares)	23,589,382
		35,351,361
	Investment Managers
589,059	Man Group PLC	6,475,205

	Life/Health Insurance
646,492	Prudential PLC	8,350,985

	Major Banks
823,942	Barclays PLC	7,767,918
1,040,948	HSBC Holdings PLC	15,607,617
		23,375,535
	Other Metals/Minerals
198,344	Anglo American PLC	10,846,445

	Pharmaceuticals: Major
564,565	GlaxoSmithKline PLC	13,325,284

	Publishing: Books/Magazines
498,972	Reed Elsevier PLC	6,029,061

	Tobacco
336,368	British American Tobacco PLC	12,046,171
201,874	Imperial Tobacco Group PLC	9,835,175
		21,881,346
	Wireless Telecommunications
5,035,192	Vodafone Group PLC	17,671,234

	Total United Kingdom	181,369,042

	Total Common Stocks (Cost $420,278,918)	529,790,274

	Preferred Stock (1.1%) (a)
	Germany
	Medical Specialties
74,252	Fresenius AG (Cost $6,004,666)	5,801,021

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (8.3%)
	Short-Term Debt Securities held as
	Collateral on Loaned Securities (b) (7.1%)
$1,286	Alliance and Leister PLC, 4.54%, 09/02/08 (d)	1,285,817
643	Bancaja, 4.04%, 11/12/08 (d)	642,908
643	Bank of New York Co., Inc. 4.41%, 08/08/08 (d)	642,909
643	BASF AG, 3.89%, 08/19/08 (d)	642,878
1,286	BNP Paribas MTN, 4.90%, 05/19/08 (d)	1,285,817
2,572	CAM U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (d)	2,571,634
1,286	Canadian Imperial Bank N.Y., 3.17%, 07/28/08 (d)	1,285,817
2,314	CIT Group Holdings, 3.97%, 06/18/08 (d)	2,314,471
4,994	Citigroup Global Markets, Inc., 3.14%, 02/01/08	4,993,808
1,286	Credit Suisse First Boston, N.Y., 3.07%, 03/14/08 (d)	1,285,817

	First Tennessee Bank
643	4.04%, 08/15/08 (d)	642,908
2,572	4.05%, 08/15/08 (d)	2,571,546
643	Goldman Sachs Group, Inc., 4.31%, 09/12/08 (d)	642,908
643	HSBC Finance Corp., 4.55%, 08/05/08 (d)	642,908
2,572	IBM Corp., 4.55%, 09/08/08 (d)	2,571,634
1,286	Macquarie Bank Ltd., 3.95%, 08/20/08 (d)	1,285,817
1,929	Metropolitan Life Global Funding, 3.92%, 08/21/08 (d)	1,928,725
2,572	Morgan Stanley Institutional Liquidity Funds, 4.27%, 02/01/08	2,571,634
2,572	National Rural Utilities Coop., Fin., 4.64%, 09/02/08 (d)	2,571,634
1,492	Nationwide Building Society, 4.92%, 07/28/08 (d)	1,491,548
2,571	National Bank of Canada, 4.62%, 04/02/08 (d)	2,571,477
	Unicredito Italiano Bank (IRE) PLC,
900	4.46%, 08/08/08 (d)	900,072
1,414	4.25%, 08/14/08 (d)	1,414,415

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $38,759,102)	38,759,102

NUMBER OF
SHARES (000)
	Investment Company (1.2%) (c)
6,481	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $6,481,127)		6,481,127

	Total Short-Term Investments (Cost $45,240,229)		45,240,229

	Total Investments (Cost $471,523,813) (f)	107.0%	580,831,524
	Liabilities in Excess of Other Assets	(7.0)	(37,771,595)
	Net Assets	100.0%	$543,059,929

*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit: stocks with attached warrants.
(a)

Securities with total market value equal to $535,591,295 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)	All or a portion of these securities were on loan at January 31, 2008. The total value of the loaned securities and related collateral outstanding were $37,321,734 and $38,759,102, respectively.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $64,253 for the period ended January 31, 2008.

(d)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on January 31, 2008.
(e)

At January 31, 2008, investments in securities of issuers in United Kingdom represented 33.4% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments January 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Major Banks	$76,236,194	13.1%
Pharmaceuticals: Major	54,304,058	9.3
Integrated Oil	47,221,418	8.1
Short-Term Investments	45,240,229	7.8
Major Telecommunications	32,087,338	5.5
Multi-Line Insurance	30,953,425	5.3
Industrial Conglomerates	25,324,033	4.4
Food: Major Diversified	23,077,362	4.0
Electric Utilities	22,992,980	4.0
Tobacco	21,881,347	3.8
Food Retail	19,551,108	3.4
Other Metals/Minerals	18,692,090	3.2
Aerospace & Defense	18,511,478	3.2
Wireless Telecommunications	17,671,234	3.0
Motor Vehicles	14,751,914	2.6
Publishing: Books/Magazines	13,688,704	2.4
Medical Specialties	11,703,385	2.0
Chemicals: Major Diversified	10,222,935	1.8
Construction Materials	10,151,478	1.7
Financial Conglomerates	10,110,797	1.7
Other Consumer Specialties	9,666,830	1.7
Electrical Products	9,410,188	1.6
Life/Health Insurance	8,350,984	1.4
Industrial Machinery	7,925,770	1.4
Regional Banks	7,424,209	1.3
Air Freight/Couriers	7,204,831	1.2
Investment Managers	6,475,205	1.1

	$580,831,524	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008